Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balances at Jun. 30, 2010	$ 4,676	$ 2		$ 4,638	$ 121	$ (85)
Balances, shares at Jun. 30, 2010		222.3
Net Income	249				249
Foreign Currency Translation Adjustments	71					71
Net Change in Minimum Pension Liability	3					3
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes	69		(3)	72
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes, shares		1.4	(0.1)
Other	2			2
Ending Balances at Jun. 30, 2011	5,070	2	(3)	4,712	370	(11)
Balances, shares at Jun. 30, 2011		223.7	(0.1)
Net Income	293				293
Foreign Currency Translation Adjustments	(60)					(60)
Net Unrealized Gain (Loss) on Derivatives	(13)					(13)
Net Change in Minimum Pension Liability	(4)					(4)
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes	45		(2)	47
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes, shares		1.8	(0.1)
Share Repurchase Program	(100)		(100)
Share Repurchase Program, Shares			(3.9)
Ending Balances at Jun. 30, 2012	5,231	2	(105)	4,759	663	(88)
Balances, shares at Jun. 30, 2012		225.5	(4.1)
Net Income	385				385
Foreign Currency Translation Adjustments	8					8
Net Unrealized Gain (Loss) on Derivatives	33					33
Net Change in Minimum Pension Liability	2					2
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes	107			107
Share-Based Compensation net, and Options Exercised, net of Shares Withheld for Income Taxes, shares		3.9
Deferred Tax Liability Adjustment	20			20
Share Repurchase Program	(400)		(400)
Share Repurchase Program, Shares			(11.4)
Ending Balances at Jun. 30, 2013	$ 5,386	$ 2	$ (505)	$ 4,886	$ 1,048	$ (45)
Balances, shares at Jun. 30, 2013		229.4	(15.5)